Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Detailed Information About Intangible Assets
Details of and movement in items comprising intangible assets are as follows:

(In thousand Euros)	Software	Patents and customer relationships	Development costs	Other	Total
Balance at January 1, 2021	3,390	682	19,035	14	23,121

Additions	2,276	261	17,309	108	19,954
Disposals	(5)	—	(53)	—	(58)
Transfers	—	—	(31)	—	(31)
Amortization for the year	(818)	(112)	(4,746)	—	(5,676)
Translation differences	—	—	—	—	—

Balance at December 31, 2021	4,843	831	31,514	122	37,310

Additions	2,409	4	26,807	845	30,065
Disposals	—	—	—	—	—
Business Combination	350	3,613	—	—	3,963
Transfers	—	—	123	(123)	—
Amortization for the year	(1,223)	(363)	(8,908)	—	(10,494)
Translation differences	(2)	(43)	1	—	(44)

Balance at December 31, 2022	6,377	4,042	49,537	844	60,800

Cost
At December 31, 2020	3,749	743	20,422	14	24,928

At December 31, 2021	6,020	1,004	37,647	122	44,793

At December 31, 2022	8,777	4,578	64,577	844	78,776

Accumulated amortization
At December 31, 2020	(359)	(61)	(1,386)	—	(1,806)

At December 31, 2021	(1,177)	(173)	(6,132)	—	(7,482)

At December 31, 2022	(2,400)	(536)	(15,040)	—	(17,976)

Summary of the Goodwill Breakdown by CGU
The Goodwill breakdown by CGU as of December 31, 2022 and December 31, 2021 is as follows:

(In thousand Euros)	ARES	Coil	Nordics	Electromaps/ Software	Total
2022	5,571	3,503	2,570	3,457	15,101
2021	—	—	2,689	3,457	6,146